UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-05364

American High-Income Trust

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: December 31, 2018

Steven I. Koszalka

American High-Income Trust

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

American High-Income Trust®
Investment portfolio
December 31, 2018
unaudited
Bonds, notes & other debt instruments 93.99% Corporate bonds & notes 93.71% Communication services 15.58%	Principal amount (000)	Value (000)
Altice Finco SA 8.125% 2024[1]	$17,545	$16,405
Altice France SA 8.125% 2027[1]	27,050	25,562
Altice France SA, Term Loan B-13, (3-month USD-LIBOR + 4.00%) 6.455% 2026[2,3,4]	9,075	8,553
Altice NV 6.625% 2023[1]	9,460	9,105
Altice NV 7.50% 2026[1]	9,000	8,235
Altice SA 7.625% 2025[1]	10,150	7,625
Cablevision Systems Corp. 5.125% 2021[1]	6,850	6,730
Cablevision Systems Corp. 6.75% 2021	44,150	45,364
Cablevision Systems Corp. 5.50% 2027[1]	2,700	2,518
CBS Outdoor Americas Inc. 5.25% 2022	3,750	3,745
CCO Holdings LLC and CCO Holdings Capital Corp. 4.00% 2023[1]	27,375	25,596
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2023[1]	17,600	17,160
CCO Holdings LLC and CCO Holdings Capital Corp. 5.875% 2024[1]	3,835	3,825
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2025[1]	1,600	1,538
CCO Holdings LLC and CCO Holdings Capital Corp. 5.50% 2026[1]	11,000	10,601
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[1]	69,400	68,186
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2027[1]	62,990	58,826
CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 2028[1]	66,200	61,070
Cengage Learning Acquisitions, Inc., Term Loan B, (3-month USD-LIBOR + 4.25%) 6.754% 2023[2,3,4]	10,817	9,202
CenturyLink, Inc. 6.75% 2023	60,675	58,627
CenturyLink, Inc., Series T, 5.80% 2022	6,000	5,805
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	224,314	219,547
CSC Holdings, LLC 7.75% 2025[1]	1,500	1,530
CSC Holdings, LLC 5.50% 2026[1]	12,475	11,789
Cumulus Media New Holdings Inc., Term Loan, (3-month USD-LIBOR + 4.50%) 7.03% 2022[2,3,4]	46,281	43,919
DISH DBS Corp. 7.875% 2019	6,000	6,137
DISH DBS Corp. 5.125% 2020	2,000	1,980
DISH DBS Corp. 6.75% 2021	11,000	10,914
Frontier Communications Corp. 7.125% 2019	8,375	8,176
Frontier Communications Corp. 9.25% 2021	12,775	9,208
Frontier Communications Corp. 10.50% 2022	169,707	118,795
Frontier Communications Corp. 11.00% 2025	172,824	108,439
Frontier Communications Corp. 8.50% 2026[1]	41,950	36,811
Gogo Inc. 12.50% 2022[1]	126,460	135,702
Gray Television, Inc. 7.00% 2027[1]	19,525	19,084
iHeartCommunications, Inc. 9.00% 2019[5]	19,325	13,044
iHeartCommunications, Inc., Term Loan D, (3-month USD-LIBOR + 6.75%) 9.272% 2019[2,3,4,5]	22,250	14,880
Inmarsat PLC 4.875% 2022[1]	37,610	35,587
Inmarsat PLC 6.50% 2024[1]	6,975	6,539
Intelsat Jackson Holding Co. 5.50% 2023	74,575	65,253
Intelsat Jackson Holding Co. 6.625% 2024[2,3]	24,075	23,887
Intelsat Jackson Holding Co. 8.00% 2024[1]	10,250	10,583
Intelsat Jackson Holding Co. 8.50% 2024[1]	62,850	61,279
Liberty Global PLC 5.50% 2028[1]	17,300	15,700
Ligado Networks, Term Loan, (3-month USD-LIBOR + 8.75%) 11.07% 2020 (100% PIK)[2,3,4,6]	72,205	49,460
Live Nation Entertainment, Inc. 4.875% 2024[1]	5,675	5,406
American High-Income Trust — Page 1 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
Live Nation Entertainment, Inc. 5.625% 2026[1]	$3,600	$3,528
Match Group, Inc. 6.375% 2024	12,845	13,118
McGraw-Hill Global Education Holdings, LLC 7.875% 2024[1]	4,950	3,880
MDC Partners Inc. 6.50% 2024[1]	116,468	106,568
Meredith Corp. 6.875% 2026[1]	138,869	136,092
Neptune Finco Corp. (Altice NV) 6.625% 2025[1]	10,600	10,759
Neptune Finco Corp. (Altice NV) 10.875% 2025[1]	2,098	2,361
Numericable Group SA 7.375% 2026[1]	34,300	31,556
Sirius XM Radio Inc. 3.875% 2022[1]	24,550	23,621
Sirius XM Radio Inc. 4.625% 2023[1]	7,475	7,195
Sprint Corp. 7.25% 2021	33,035	33,894
Sprint Corp. 11.50% 2021	78,780	89,612
Sprint Corp. 7.875% 2023	16,670	17,149
Sprint Corp. 6.875% 2028	75,850	71,868
Sprint Corp. 8.75% 2032	8,925	9,438
T-Mobile US, Inc. 4.00% 2022	7,025	6,867
T-Mobile US, Inc. 6.375% 2025	20,375	20,680
T-Mobile US, Inc. 6.50% 2026	9,775	9,995
Trilogy International Partners, LLC 8.875% 2022[1]	36,075	34,993
Univision Communications Inc. 5.125% 2023[1]	40,657	36,591
Univision Communications Inc. 5.125% 2025[1]	63,394	55,787
Warner Music Group 5.00% 2023[1]	25,670	25,060
Warner Music Group 4.875% 2024[1]	3,175	3,024
Warner Music Group 5.50% 2026[1]	8,275	7,923
Wind Tre SpA 5.00% 2026[1]	40,000	33,150
Zayo Group Holdings, Inc. 6.00% 2023	7,000	6,659
Zayo Group Holdings, Inc. 6.375% 2025	10,035	9,370
Zayo Group Holdings, Inc. 5.75% 2027[1]	17,425	15,595
Ziggo Bond Finance BV 5.875% 2025[1]	6,880	6,244
Ziggo Bond Finance BV 5.50% 2027[1]	51,150	45,907
		2,366,411
Energy 14.50%
American Energy (Permian Basin) (3-month USD-LIBOR + 6.50%) 9.082% 2019[1,4]	6,750	2,363
American Energy (Permian Basin) 7.125% 2020[1]	54,047	12,431
American Energy (Permian Basin) 7.375% 2021[1]	49,175	11,064
Antero Resources Corp. 5.375% 2024	21,110	19,791
Ascent Resources Marcellus Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 6.50%) 8.887% 2023[2,3,4,7]	7,958	7,988
Ascent Resources-Utica LLC 10.00% 2022[1]	3,440	3,536
Ascent Resources-Utica LLC 7.00% 2026[1]	40,590	36,937
Berry Petroleum Corporation 7.00% 2026[1]	21,507	19,464
Blackstone CQP Holdco LP 6.00% 2021[1,8]	18,400	18,518
Blackstone CQP Holdco LP 6.50% 2021[1,8]	159,710	160,914
Blue Racer Midstream LLC and Blue Racer Finance Corp. 6.125% 2022[1]	30,225	29,318
Bruin E&P Partners, LLC 8.875% 2023[1]	17,305	15,466
Calfrac Well Services Ltd. 8.50% 2026[1]	7,900	5,649
California Resources Corp., Term Loan B, (3-month USD-LIBOR + 4.75%) 7.256% 2022[2,3,4]	20,525	19,807
Carrizo Oil & Gas Inc. 6.25% 2023	15,325	14,252
Cheniere Energy Partners, LP 5.25% 2025	13,175	12,335
Cheniere Energy, Inc. 7.00% 2024	15,255	16,132
Cheniere Energy, Inc. 5.875% 2025	12,725	12,693
Chesapeake Energy Corp. (3-month USD-LIBOR + 3.25%) 5.686% 2019[4]	18,200	18,154
Chesapeake Energy Corp. 4.875% 2022	28,871	25,334
Chesapeake Energy Corp. 5.75% 2023	3,704	3,213
American High-Income Trust — Page 2 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Chesapeake Energy Corp. 8.00% 2025	$26,525	$23,541
Chesapeake Energy Corp. 8.00% 2027	16,110	13,613
Comstock Resources, Inc. 9.75% 2026[1]	50,025	42,521
CONSOL Energy Inc. 5.875% 2022	91,920	88,473
Convey Park Energy LLC 7.50% 2025[1]	18,975	16,413
DCP Midstream Operating LP 4.95% 2022	23,053	22,880
Denbury Resources Inc. 9.00% 2021[1]	28,795	27,067
Denbury Resources Inc. 7.50% 2024[1]	19,605	15,880
Diamond Offshore Drilling, Inc. 3.45% 2023	500	373
Diamond Offshore Drilling, Inc. 7.875% 2025	29,050	24,257
Diamond Offshore Drilling, Inc. 4.875% 2043	24,590	13,893
Enbridge Energy Partners, LP 7.375% 2045	12,445	15,482
Encino Acquisitions Partners LLC, Term Loan (3-month USD-LIBOR + 6.75%) 9.272% 2025[2,3,4,9]	8,775	8,380
Energy Transfer Partners, LP 7.50% 2020	5,300	5,525
Energy Transfer Partners, LP 5.875% 2024	18,500	18,933
Energy Transfer Partners, LP 4.75% 2026	3,400	3,311
Energy Transfer Partners, LP 5.50% 2027	5,850	5,718
Energy Transfer Partners, LP 6.25% (undated) (3-month USD-LIBOR + 4.028% on 2/15/2023)[10]	9,050	7,591
Ensco PLC 7.75% 2026	25,425	18,942
Ensco PLC 5.75% 2044	33,070	18,648
EP Energy Corp. 8.00% 2024[1]	6,600	4,950
EP Energy Corp. 7.75% 2026[1]	12,785	11,363
Extraction Oil & Gas, Inc. 7.375% 2024[1]	19,850	16,475
Extraction Oil & Gas, Inc. 5.625% 2026[1]	31,580	23,211
Genesis Energy, LP 6.75% 2022	27,125	26,582
Genesis Energy, LP 6.50% 2025	22,140	19,594
Hi-Crush Partners LP 9.50% 2026[1]	6,750	4,995
Indigo Natural Resources LLC 6.875% 2026[1]	12,080	10,449
Jonah Energy LLC 7.25% 2025[1]	58,125	37,781
Jones Energy, Inc. 9.25% 2023[1]	8,300	7,283
Kcad Holdings I Ltd. 7.25% 2021[1]	14,630	11,923
Kcad Holdings I Ltd. 9.625% 2023[1]	10,580	8,570
Laredo Petroleum, Inc. 5.625% 2022	5,940	5,361
Magnolia Oil & Gas Operating LLC 6.00% 2026[1]	8,645	8,386
Matador Resources Co. 5.875% 2026	17,433	16,082
McDermott International, Inc. 10.625% 2024[1]	38,055	32,252
McDermott International, Term Loan B, (3-month USD-LIBOR + 5.00%) 7.522% 2025[2,3,4]	32,637	30,548
Murphy Oil Corp. 6.875% 2024	15,450	15,404
Murphy Oil Corp. 5.75% 2025	34,750	32,560
Nabors Industries Inc. 5.50% 2023	11,000	8,785
Nabors Industries Inc. 5.75% 2025	11,050	8,396
Neptune Energy Group Holdings Ltd. 6.625% 2025[1]	9,540	8,896
NGL Energy Partners LP 5.125% 2019	4,450	4,428
NGL Energy Partners LP 7.50% 2023	5,605	5,409
NGL Energy Partners LP 6.125% 2025	35,665	30,850
NGPL PipeCo LLC 4.375% 2022[1]	1,420	1,399
NGPL PipeCo LLC 4.875% 2027[1]	4,575	4,329
NGPL PipeCo LLC 7.768% 2037[1]	1,990	2,279
Nine Energy Service, Inc. 8.75% 2023[1]	8,620	8,232
Noble Corp. PLC 7.95% 2025[10]	14,895	11,264
Noble Corp. PLC 8.95% 2045[10]	16,865	12,902
Oasis Petroleum Inc. 6.875% 2022	11,265	10,645
Oasis Petroleum Inc. 6.25% 2026[1]	11,740	9,891
ONEOK, Inc. 7.50% 2023	9,475	10,776
American High-Income Trust — Page 3 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Pacific Drilling SA 8.375% 2023[1]	$22,875	$21,903
Parsley Energy, Inc. 6.25% 2024[1]	1,630	1,585
Parsley Energy, Inc. 5.25% 2025[1]	3,600	3,276
Parsley Energy, Inc. 5.375% 2025[1]	5,805	5,370
PDC Energy Inc. 6.125% 2024	4,950	4,591
PDC Energy Inc. 5.75% 2026	33,363	29,776
Peabody Energy Corp. 6.00% 2022[1]	23,575	22,956
Peabody Energy Corp. 6.375% 2025[1]	3,900	3,637
Petróleos Mexicanos 6.35% 2048	10,125	8,115
QEP Resources, Inc. 5.625% 2026	32,753	27,308
QGOG Constellation SA 9.50% 2024 (5.26% PIK)[1,3,5,6]	91,001	37,766
Range Resources Corp. 5.00% 2023	4,425	3,911
Range Resources Corp. 4.875% 2025	19,025	15,696
Rockpoint Gas Storage Canada Ltd. 7.00% 2023[1]	16,675	15,758
Sabine Pass Liquefaction, LLC 5.625% 2021[10]	3,105	3,200
Sabine Pass Liquefaction, LLC 5.625% 2025	1,800	1,872
Sanchez Energy Corp. 7.25% 2023[1]	25,450	20,869
Seven Generations Energy Ltd. 5.375% 2025[1]	8,525	7,662
SM Energy Co. 6.125% 2022	9,052	8,599
SM Energy Co. 5.625% 2025	16,620	14,542
SM Energy Co. 6.75% 2026	4,120	3,708
SM Energy Co. 6.625% 2027	7,050	6,310
Southwestern Energy Co. 6.20% 2025[10]	5,075	4,561
Southwestern Energy Co. 7.50% 2026	33,325	31,659
Southwestern Energy Co. 7.75% 2027	3,985	3,806
Summit Midstream Partners LP 5.75% 2025	2,500	2,313
Sunoco LP 4.875% 2023	32,705	31,969
Sunoco LP 5.50% 2026	6,710	6,375
Tallgrass Energy Partners, LP 5.50% 2024[1]	7,925	7,826
Tapstone Energy Inc. 9.75% 2022[1]	23,950	19,040
Targa Resources Partners LP 4.125% 2019	6,250	6,211
Targa Resources Partners LP 6.75% 2024	7,650	7,793
Targa Resources Partners LP 5.125% 2025	1,080	1,018
Teekay Corp. 8.50% 2020	104,385	100,079
Teekay Offshore Partners LP 8.50% 2023[1]	27,825	27,268
Transocean Guardian Ltd., 5.875% 2024[1,3]	18,770	18,066
Transocean Inc. 8.375% 2021[10]	23,725	23,666
Transocean Inc. 9.00% 2023[1]	24,328	24,298
Transocean Inc. 7.75% 2024[1,3]	8,600	8,600
Transocean Inc. 6.125% 2025[1,3]	34,845	33,800
Transocean Inc. 7.25% 2025[1]	9,175	8,051
Transocean Inc. 7.50% 2026[1]	3,000	2,648
Ultra Petroleum Corp. 11.00% 2024[6]	53,610	41,548
USA Compression Partners, LP 6.875% 2026[1]	7,600	7,334
Vine Oil & Gas LP 8.75% 2023[1]	40,765	32,408
Vine Oil & Gas LP 9.75% 2023[1]	16,025	12,900
W&T Offshore, Inc. 9.75% 2023[1]	27,959	24,744
Weatherford International PLC 7.75% 2021	6,475	4,889
Weatherford International PLC 4.50% 2022	21,710	12,809
Weatherford International PLC 8.25% 2023	23,175	14,079
Weatherford International PLC 9.875% 2024	20,375	12,632
Weatherford International PLC 9.875% 2025[1]	21,350	13,077
Weatherford International PLC 6.50% 2036	31,390	16,480
Weatherford International PLC 6.75% 2040	45,695	23,761
American High-Income Trust — Page 4 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Whiting Petroleum Corp. 6.25% 2023	$3,970	$3,633
Whiting Petroleum Corp. 6.625% 2026	13,830	11,928
WPX Energy Inc. 6.00% 2022	5,552	5,427
WPX Energy Inc. 5.75% 2026	9,385	8,540
		2,202,696
Health care 13.72%
Auris Luxembourg III SARL, Term Loan, (3-month USD-LIBOR + 3.75%) 6.558% 2025[2,3,4]	7,250	7,069
Centene Corp. 5.625% 2021	10,315	10,367
Centene Corp. 4.75% 2022	65,725	65,150
Centene Corp. 6.125% 2024	25,825	26,503
Centene Corp. 4.75% 2025	36,490	34,939
Centene Corp. 5.375% 2026[1]	32,430	31,619
Charles River Laboratories International, Inc. 5.50% 2026[1]	7,465	7,372
Community Health Systems Inc. 6.25% 2023	11,200	10,221
Concordia International Corp., Term Loan, (3-month USD-LIBOR + 5.50%) 7.887% 2024[2,3,4,7]	5,866	5,592
Concordia International Corp. 8.00% 2024[7]	5,062	4,784
DaVita HealthCare Partners Inc. 5.125% 2024	27,275	25,638
DaVita HealthCare Partners Inc. 5.00% 2025	16,050	14,626
DJO Finance LLC 10.75% 2020	6,610	6,626
DJO Finance LLC 8.125% 2021[1]	11,635	12,013
Eagle Holding Co II LLC 7.625% 2022[1,6]	10,700	10,245
Endo International PLC 5.75% 2022[1]	51,989	43,541
Endo International PLC 5.375% 2023[1,10]	4,400	3,366
Endo International PLC 6.00% 2023[1]	51,255	39,338
Endo International PLC 5.875% 2024[1]	21,075	20,021
Endo International PLC 6.00% 2025[1,10]	21,060	15,216
Envision Healthcare Corp. 8.75% 2026[1]	29,470	25,565
Envision Healthcare Corp., Term Loan, (3-month USD-LIBOR + 3.75%) 6.272% 2025[2,3,4]	15,200	14,233
HCA Inc. 6.50% 2020	8,375	8,605
HCA Inc. 7.50% 2022	3,860	4,111
HCA Inc. 4.75% 2023	2,160	2,133
HCA Inc. 5.875% 2023	14,200	14,413
HCA Inc. 5.00% 2024	6,960	6,908
HCA Inc. 5.375% 2025	6,550	6,403
HCA Inc 5.375% 2026	9,900	9,652
HCA Inc. 5.875% 2026	14,500	14,464
HCA Inc. 4.50% 2027	14,500	13,739
HCA Inc. 5.625% 2028	42,350	40,974
HCA Inc. 5.50% 2047	21,475	20,401
HealthSouth Corp. 5.75% 2024	8,675	8,621
HealthSouth Corp. 5.75% 2025	18,115	17,753
Hologic, Inc. 4.375% 2025[1]	16,630	15,549
Hologic, Inc. 4.625% 2028[1]	1,445	1,308
IMS Health Holdings, Inc. 5.00% 2026[1]	30,605	29,343
inVentiv Health, Inc. 7.50% 2024[1]	27,447	28,682
Jaguar Holding Co. 6.375% 2023[1]	27,655	26,496
Kinetic Concepts, Inc. 7.875% 2021[1]	27,200	27,574
Kinetic Concepts, Inc. 12.50% 2021[1]	94,530	101,620
Mallinckrodt PLC 4.875% 2020[1]	45,090	43,737
Mallinckrodt PLC 5.75% 2022[1]	5,345	4,623
Mallinckrodt PLC 5.625% 2023[1]	3,096	2,368
Molina Healthcare, Inc. 5.375% 2022	103,986	100,736
Molina Healthcare, Inc. 4.875% 2025[1]	51,880	47,535
American High-Income Trust — Page 5 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Multiplan, Inc. 8.50% 2022[1,6]	$6,350	$5,816
Multiplan, Inc. 7.125% 2024[1]	9,650	9,023
NVA Holdings Inc. 6.875% 2026[1]	20,375	18,337
Owens & Minor, Inc. 3.875% 2021	22,750	17,062
Owens & Minor, Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 7.308% 2025[2,3,4]	12,818	9,934
PAREXEL International Corp. 6.375% 2025[1]	37,214	33,120
Prestige Brands International Inc. 6.375% 2024[1]	16,436	15,943
Quintiles Transnational Corp. 4.875% 2023[1]	17,030	16,775
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.34% 2023 (100% PIK)[2,3,4,6,9,11]	77,342	70,354
Rotech Healthcare Inc., Term Loan B, (3-month USD-LIBOR + 3.75%) 6.087% 2023[2,3,4,9,11]	16,951	16,810
Team Health Holdings, Inc. 6.375% 2025[1]	32,913	27,030
Teleflex Inc. 4.625% 2027	7,440	6,928
Tenet Healthcare Corp. 4.75% 2020	14,010	14,029
Tenet Healthcare Corp. 6.00% 2020	98,845	100,451
Tenet Healthcare Corp. 4.375% 2021	34,620	33,668
Tenet Healthcare Corp. 4.50% 2021	27,055	26,446
Tenet Healthcare Corp. 8.125% 2022	40,385	40,637
Tenet Healthcare Corp. 6.75% 2023	23,050	21,725
Tenet Healthcare Corp. 4.625% 2024	52,461	48,985
Tenet Healthcare Corp. 5.125% 2025	3,000	2,805
Teva Pharmaceutical Finance Co. BV 2.20% 2021	9,475	8,714
Teva Pharmaceutical Finance Co. BV 2.80% 2023	23,257	20,049
Teva Pharmaceutical Finance Co. BV 6.00% 2024	57,613	55,634
Teva Pharmaceutical Finance Co. BV 3.15% 2026	22,985	17,580
Teva Pharmaceutical Finance Co. BV 6.75% 2028	10,935	10,619
Teva Pharmaceutical Industries Ltd. 4.50% 2025	€2,255	2,622
Valeant Pharmaceuticals International, Inc. 5.625% 2021[1]	$21,103	20,800
Valeant Pharmaceuticals International, Inc. 6.50% 2022[1]	8,125	8,199
Valeant Pharmaceuticals International, Inc. 5.875% 2023[1]	96,070	89,225
Valeant Pharmaceuticals International, Inc. 6.125% 2025[1]	124,133	108,616
Valeant Pharmaceuticals International, Inc. 9.00% 2025[1]	55,500	55,431
Valeant Pharmaceuticals International, Inc. 9.25% 2026[1]	75,035	75,223
Valeant Pharmaceuticals International, Inc. 8.50% 2027[1]	4,885	4,751
Valeant Pharmaceuticals International, Inc., Term Loan B, (3-month USD-LIBOR + 3.00%) 5.379% 2025[2,3,4]	13,499	12,959
Verscend Holding Corp 9.75% 2026[1]	6,479	6,115
Verscend Holding Corp., Term Loan B, (3-month USD-LIBOR + 4.50%) 7.022% 2025[2,3,4]	17,615	17,087
WellCare Health Plans, Inc. 5.375% 2026[1]	4,085	3,952
		2,085,246
Materials 12.69%
AK Steel Holding Corp. 7.625% 2021	27,050	24,548
AK Steel Holding Corp. 7.50% 2023	12,500	12,469
AK Steel Holding Corp. 6.375% 2025	15,425	11,954
AK Steel Holding Corp. 7.00% 2027	3,700	2,905
Alcoa Inc. 6.125% 2028[1]	1,930	1,853
ArcelorMittal 6.125% 2025	7,000	7,337
ARD Securities Finance SARL 8.75% 2023 (100% PIK)[1,6]	8,226	6,992
Ardagh Group SA 7.125% 2023[6]	3,300	2,978
Ardagh Packaging Finance 4.25% 2022[1]	6,425	6,136
Ardagh Packaging Finance 4.625% 2023[1]	980	931
Ardagh Packaging Finance 6.00% 2025[1]	48,620	45,004
Axalta Coating Systems LLC 4.875% 2024[1]	12,250	11,637
American High-Income Trust — Page 6 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Ball Corp. 4.375% 2020	$15,775	$15,874
Ball Corp. 5.00% 2022	8,925	8,992
Berry Plastics Corp. 5.50% 2022	6,800	6,791
Blue Cube Spinco Inc. (Olin Corp.) 9.75% 2023	4,820	5,314
Blue Cube Spinco Inc. (Olin Corp.) 10.00% 2025	4,260	4,835
BWAY Parent Co. Inc. 5.50% 2024[1]	25,725	24,278
BWAY Parent Co. Inc. 7.25% 2025[1]	36,205	32,630
Carlyle Group LP 8.75% 2023[1,6]	20,720	19,943
CF Industries, Inc. 4.50% 2026[1]	345	338
CF Industries, Inc. 4.95% 2043	20,560	16,011
CF Industries, Inc. 5.375% 2044	16,593	13,503
Chemours Co. 6.625% 2023	26,078	26,437
Chemours Co. 7.00% 2025	7,005	7,093
Cleveland-Cliffs Inc. 4.875% 2021	11,500	11,442
Cleveland-Cliffs Inc. 4.875% 2024[1]	50,875	47,441
Cleveland-Cliffs Inc. 5.75% 2025	138,785	125,253
Consolidated Energy Finance SA 6.875% 2025[1]	14,475	13,838
Consolidated Energy Finance SA 6.50% 2026[1]	20,430	19,664
Constellium NV 5.875% 2026[1]	11,675	10,420
Crown Holdings, Inc. 4.50% 2023	3,000	2,936
Crown Holdings, Inc. 4.25% 2026	3,000	2,704
Crown Holdings, Inc. 7.375% 2026	2,000	2,140
CVR Partners, LP 9.25% 2023[1]	32,650	34,078
First Quantum Minerals Ltd. 7.00% 2021[1]	87,674	84,331
First Quantum Minerals Ltd. 7.25% 2022[1]	31,150	29,008
First Quantum Minerals Ltd. 7.25% 2023[1]	38,000	33,582
First Quantum Minerals Ltd. 6.50% 2024[1]	32,125	26,784
First Quantum Minerals Ltd. 7.50% 2025[1]	104,350	86,480
First Quantum Minerals Ltd. 6.875% 2026[1]	54,200	43,699
Flex Acquisition Company, Inc. 7.875% 2026[1]	1,615	1,458
Freeport-McMoRan Inc. 3.55% 2022	56,165	53,287
Freeport-McMoRan Inc. 6.875% 2023	7,950	8,228
FXI Holdings, Inc. 7.875% 2024[1]	48,145	41,405
H.I.G. Capital, LLC 6.75% 2024[1]	50,043	44,163
Hexion Inc. 6.625% 2020	12,745	10,196
Hexion Inc. 10.00% 2020	16,330	13,554
Hexion Inc. 10.375% 2022[1]	31,165	25,010
Huntsman International LLC 4.875% 2020	7,055	7,108
INEOS Group Holdings SA 5.625% 2024[1]	19,925	17,717
LSB Industries, Inc. 9.625% 2023[1]	66,450	67,779
Nova Chemicals Corp. 4.875% 2024[1]	17,200	15,587
Nova Chemicals Corp. 5.25% 2027[1]	53,525	47,570
Novelis Corp. 6.25% 2024[1]	15,940	15,023
Novelis Corp. 5.875% 2026[1]	26,675	23,674
OCI NV 6.625% 2023[1]	8,570	8,463
Olin Corp. 5.125% 2027	8,000	7,400
Olin Corp. 5.00% 2030	22,105	19,452
Owens-Illinois, Inc. 5.00% 2022[1]	3,920	3,896
Owens-Illinois, Inc. 5.875% 2023[1]	22,970	23,114
Owens-Illinois, Inc. 6.375% 2025[1]	8,101	8,060
Plastipak Holdings, Inc. 6.25% 2025[1]	15,955	14,200
Platform Specialty Products Corp. 6.50% 2022[1]	51,640	51,834
Platform Specialty Products Corp. 5.875% 2025[1]	76,645	72,046
Rayonier Advanced Materials Inc. 5.50% 2024[1]	25,785	22,820
American High-Income Trust — Page 7 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Reynolds Group Inc. 5.75% 2020	$29,214	$29,177
Reynolds Group Inc. 7.00% 2024[1]	11,700	11,166
Ryerson Inc. 11.00% 2022[1]	88,601	89,487
Scotts Miracle-Gro Co. 5.25% 2026	5,685	5,188
Sealed Air Corp. 4.875% 2022[1]	8,250	8,198
Sealed Air Corp. 5.25% 2023[1]	4,410	4,443
S.P.C.M. SA 4.875% 2025[1]	14,375	12,542
Standard Industries Inc. 6.00% 2025[1]	14,650	14,106
Starfruit US Holdco LLC 8.00% 2026[1]	30,475	28,266
Starfruit US Holdco LLC, Term Loan B, (3-month USD-LIBOR + 3.25%) 5.599% 2025[2,3,4]	5,270	5,059
Summit Materials, Inc. 6.125% 2023	22,562	22,449
Summit Materials, Inc. 5.125% 2025[1]	11,085	10,115
Teck Resources Ltd. 8.50% 2024[1]	3,825	4,107
Tronox Ltd. 5.75% 2025[1]	13,830	11,254
Tronox Ltd. 6.50% 2026[1]	58,413	48,702
United States Steel Corp. 6.875% 2025	5,925	5,451
Venator Materials Corp. 5.75% 2025[1]	67,763	54,549
Warrior Met Coal, Inc. 8.00% 2024[1]	29,150	29,004
Zekelman Industries Inc. 9.875% 2023[1]	20,035	21,187
		1,928,077
Industrials 10.58%
ACCO Brands Corp. 5.25% 2024[1]	9,035	8,109
ADT Corp. 3.50% 2022	33,025	30,672
ADT Corp. 4.125% 2023	1,810	1,661
Advanced Disposal Services, Inc. 5.625% 2024[1]	15,000	14,737
Allison Transmission Holdings, Inc. 5.00% 2024[1]	42,936	41,380
American Airlines, Inc., 5.50% 2019[1]	21,150	21,309
ARAMARK Corp. 5.125% 2024	29,075	28,857
ARAMARK Corp. 5.00% 2028[1]	7,470	6,984
Ashtead Group PLC 4.125% 2025[1]	6,770	6,228
Associated Materials, LLC 9.00% 2024[1]	82,390	79,918
Avis Budget Group, Inc. 5.50% 2023	40,555	39,288
Beacon Roofing Supply, Inc. 4.875% 2025[1]	45,496	40,150
Bohai Financial Investment Holding Co., Ltd. 5.25% 2022[1]	43,725	42,468
Bohai Financial Investment Holding Co., Ltd. 4.50% 2023[1]	10,725	10,055
Bohai Financial Investment Holding Co., Ltd. 5.125% 2023[1]	15,000	14,363
Bohai Financial Investment Holding Co., Ltd. 5.50% 2024[1]	14,025	13,569
Brand Energy 8.50% 2025[1]	39,475	33,850
Brookfield WEC Holdings Inc., Term Loan, (3-month USD-LIBOR + 3.75%) 6.272% 2025[2,3,4]	24,825	24,111
Brookfield WEC Holdings Inc., Term Loan, (3-month USD-LIBOR + 6.75%) 9.272% 2026[2,3,4]	32,595	32,160
Builders FirstSource, Inc. 5.625% 2024[1]	105,258	98,022
BWX Technologies, Inc. 5.375% 2026[1]	1,805	1,746
CD&R Waterworks Merger Sub, LLC 6.125% 2025[1]	6,415	5,725
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[3]	748	750
Continental Airlines, Inc., Series 2001-1, Class A1, 6.703% 2022[3]	586	624
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022[3]	865	890
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 2022[3]	569	593
Continental Airlines, Inc., Series 2000-1, Class A1, 8.048% 2022[3]	94	97
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[3]	1	1
Covanta Holding Corp. 5.875% 2024	15,500	14,609
Covanta Holding Corp. 5.875% 2025	7,750	7,159
DAE Aviation Holdings, Inc. 10.00% 2023[1]	150,175	160,687
Deck Chassis Acquisition Inc. 10.00% 2023[1]	92,560	89,320
American High-Income Trust — Page 8 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[3]	$2,368	$2,510
Euramax International, Inc. 12.00% 2020[1]	43,475	44,725
Hardwoods Acquisition Inc. 7.50% 2021[1]	33,814	24,346
HD Supply, Inc. 5.375% 2026[1]	15,700	15,285
HDTFS Inc. 5.875% 2020	17,000	16,554
Hertz Global Holdings Inc. 7.625% 2022[1]	55,192	52,156
JELD-WEN Holding, Inc. 4.875% 2027[1]	15,875	13,454
KAR Auction Services, Inc. 5.125% 2025[1]	17,160	15,573
Kratos Defense & Security Solutions, Inc. 6.50% 2025[1]	14,335	14,604
LSC Communications, Inc. 8.75% 2023[1]	61,655	63,582
Multi-Color Corp. 4.875% 2025[1]	46,670	40,020
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 2021[1]	1,850	1,397
Navistar International Corp. 6.625% 2025[1]	8,155	7,910
Navistar International Corp., Term Loan, (3-month USD-LIBOR + 4.75%) 5.89% 2024[2,3,4]	8,339	8,048
Olympus Merger Sub, Inc. 8.50% 2025[1]	11,550	9,182
Pisces Parent LLC, Term Loan B, (3-month USD-LIBOR + 3.75%) 6.175% 2025[2,3,4,9]	36,327	33,240
Pisces Parent LLC 8.00% 2026[1]	98,346	90,355
PrimeSource Building Products Inc. 9.00% 2023[1]	31,400	31,910
R.R. Donnelley & Sons Co., Term Loan B, (3-month USD-LIBOR + 5.00%) 7.506% 2024[2,3,4]	6,000	5,910
R.R. Donnelley & Sons Co. 7.875% 2021	15,250	15,326
R.R. Donnelley & Sons Co. 6.50% 2023	19,350	19,205
Resideo Funding Inc. 6.125% 2026[1]	16,000	15,800
Rexnord Corp. 4.875% 2025[1]	22,105	20,171
Sensata Technologies Holding BV 4.875% 2023[1]	4,225	4,125
Sensata Technologies Holding NV 6.25% 2026[1]	7,000	7,061
Standard Aero Holdings, Inc., Term Loan B, 6.27% 2022[2,3,4]	5,776	5,721
Staples Inc. 8.50% 2025[1]	8,855	8,033
TransDigm Inc. 5.50% 2020	26,185	26,021
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[3]	2,289	2,335
United Continental Holdings, Inc. 6.00% 2020	14,150	14,575
United Rentals, Inc. 5.75% 2024	5,000	4,831
United Rentals, Inc. 4.625% 2025	13,600	12,172
United Rentals, Inc. 6.50% 2026	10,950	10,813
United Rentals, Inc. 5.50% 2027	5,000	4,650
United Rentals, Inc. 4.875% 2028	10,000	8,800
Virgin Australia Holdings Ltd. 8.50% 2019[1]	39,930	40,399
Virgin Australia Holdings Ltd. 7.875% 2021[1]	27,125	26,515
		1,607,406
Consumer discretionary 9.57%
American Axle & Manufacturing Holdings, Inc. 6.50% 2027	16,550	14,874
Boyd Gaming Corp. 6.875% 2023	1,260	1,277
Boyd Gaming Corp. 6.375% 2026	4,985	4,842
Caesars Resort Collection LLC, Term Loan, (3-month USD-LIBOR + 2.75%) 5.272% 2024[2,3,4]	3,934	3,776
Churchill Downs Inc. 4.75% 2028[1]	13,725	12,486
Cirsa Gaming Corporation SA 7.875% 2023[1]	100,380	99,821
CRC Escrow Issuer LLC 5.25% 2025[1]	44,625	38,489
Fertitta Entertainment, Inc. 6.75% 2024[1]	12,050	11,387
Fertitta Entertainment, Inc. 8.75% 2025[1]	11,025	10,639
Goodyear Tire & Rubber Co. 5.125% 2023	5,595	5,504
Goodyear Tire & Rubber Co. 4.875% 2027	7,000	6,169
Hanesbrands Inc. 4.625% 2024[1]	21,110	19,896
Hanesbrands Inc. 4.875% 2026[1]	27,640	25,049
Hilton Worldwide Holdings Inc. 4.25% 2024	4,275	4,051
American High-Income Trust — Page 9 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
International Game Technology 6.50% 2025[1]	$13,550	$13,414
International Game Technology 6.25% 2027[1]	7,200	6,926
IRB Holding Corp. 6.75% 2026[1]	14,665	12,869
Laureate Education, Inc. 8.25% 2025[1]	8,940	9,432
Lennar Corp. 8.375% 2021	18,725	19,989
Levi Strauss & Co. 5.00% 2025	10,750	10,562
Limited Brands, Inc. 6.625% 2021	6,750	6,952
Limited Brands, Inc. 5.25% 2028	8,295	7,103
Limited Brands, Inc. 6.875% 2035	4,070	3,420
McGraw-Hill Global Education Holdings, LLC, Term Loan B, (3-month USD-LIBOR + 4.00%) 6.522% 2022[2,3,4]	15,715	14,281
Meritage Homes Corp. 5.125% 2027	13,375	11,402
Merlin Entertainment 5.75% 2026[1]	10,390	10,299
MGM Growth Properties LLC 5.625% 2024	3,600	3,578
MGM Resorts International 7.75% 2022	16,675	17,780
MGM Resorts International 6.00% 2023	16,200	16,321
Michaels Stores, Inc. 5.875% 2020[1]	14,360	14,342
Mohegan Tribal Gaming Authority, Term Loan B, (3-month USD-LIBOR + 4.50%) 6.522% 2023[2,3,4]	15,847	14,310
Neiman Marcus Group Ltd. Inc. 8.00% 2021[1]	59,880	25,000
Neiman Marcus Group Ltd. Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 5.630% 2020[2,3,4]	49,902	42,542
Neiman Marcus Group Ltd. Inc. 9.50% 2021 (100% PIK)[1,6]	69,901	29,708
NMG Finco PLC 5.75% 2022[1]	33,296	30,299
Penn National Gaming, Inc. 5.625% 2027[1]	3,750	3,366
Petsmart, Inc., Term Loan B-2, (3-month USD-LIBOR + 3.00%) 5.38% 2022[2,3,4]	48,813	38,684
Petsmart, Inc. 7.125% 2023[1]	138,669	81,468
Petsmart, Inc. 5.875% 2025[1]	153,500	111,671
Petsmart, Inc. 8.875% 2025[1]	79,365	46,429
Sally Holdings LLC and Sally Capital Inc. 5.50% 2023	19,845	19,175
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	91,210	84,255
Sally Holdings LLC and Sally Capital Inc., Term Loan B2, 4.50% 2024[2,3,9]	3,390	3,102
Schaeffler Verwaltungs 4.75% 2026[1,6]	5,950	5,210
Scientific Games Corp. 6.25% 2020	10,760	10,383
Scientific Games Corp. 10.00% 2022	39,217	39,854
Scientific Games Corp. 5.00% 2025[1]	45,880	41,063
Service Corp. International 5.375% 2024	2,345	2,327
ServiceMaster Global Holdings, Inc. 5.125% 2024[1]	12,000	11,370
Six Flags Entertainment Corp. 4.875% 2024[1]	55,200	52,164
Sotheby’s 4.875% 2025[1]	66,395	60,419
Stars Group Holdings BV, 7.00% 2026[1]	16,800	16,380
Stars Group Holdings BV, Term Loan, (3-month USD-LIBOR + 3.50%) 6.303% 2025[2,3,4]	6,468	6,284
Uber Technologies, Inc. 7.50% 2023[1]	45,025	43,674
Uber Technologies, Inc. 8.00% 2026[1]	74,275	71,861
Wyndham Worldwide Corp. 5.375% 2026[1]	11,000	10,615
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[1]	27,211	25,680
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.50% 2025[1]	32,705	30,579
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.25% 2027[1]	41,320	36,413
Wynn Macau, Ltd. 4.875% 2024[1]	17,125	15,284
Wynn Resorts, Ltd. 5.50% 2027[1]	6,125	5,344
ZF Friedrichshafen AG 4.75% 2025[1]	2,341	2,183
		1,454,026
Information technology 6.87%
Alcatel-Lucent USA Inc. 6.45% 2029	16,200	15,916
Almonde Inc., Term Loan-B, (3-month USD-LIBOR + 3.50%) 6.303% 2024[2,3,4]	4,000	3,742
Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 10.053% 2025[2,3,4]	80,433	74,300
American High-Income Trust — Page 10 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 9.522% 2025[2,3,4]	$20,365	$20,212
Banff Merger Sub Inc. 9.75% 2026[1]	17,578	16,128
Blackboard Inc., Term Loan B4, (3-month USD-LIBOR + 5.00%) 7.445% 2021[2,3,4]	40,876	38,076
Camelot Finance SA 7.875% 2024[1]	103,310	100,443
CCC Information Services Inc., Term Loan, (3-month USD-LIBOR + 6.75%) 9.272% 2025[2,3,4]	5,725	5,661
CDW Corp. 5.00% 2025	10,500	10,093
Colorado Buyer Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 9.63% 2025[2,3,4]	8,788	8,085
CommScope Holding Co., Inc. 6.00% 2025[1]	4,750	4,346
CommScope Holding Co., Inc. 5.00% 2027[1]	13,650	11,091
Dell Inc. 2.65% 2020	6,100	5,860
Dell Inc. 7.125% 2024[1]	9,250	9,419
Diebold Nixdorf AG, Term Loan A -DD (3-month USD-LIBOR + 2.00%) 4.808% 2020[2,3,4]	1,625	1,519
Diebold Nixdorf AG, Term Loan A (3-month USD-LIBOR + 3.50%) 6.063% 2020[2,3,4]	1,331	1,244
Diebold Nixdorf AG, Term Loan A1, (3-month USD-LIBOR + 9.25%) 11.813% 2022[2,3,4]	26,537	27,963
Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 5.188% 2023[2,3,4]	7,599	6,459
Diebold, Inc. 8.50% 2024	11,796	7,137
Ellucian, Inc. 9.00% 2023[1]	7,050	7,085
Financial & Risk US Holdings, Inc. 6.25% 2026[1]	19,505	18,847
Financial & Risk US Holdings, Inc. 8.25% 2026[1]	41,150	37,704
Financial & Risk US Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 3.75%) 6.272% 2025[2,3,4]	8,300	7,794
First Data Corp. 5.375% 2023[1]	12,950	12,756
First Data Corp. 5.00% 2024[1]	13,875	13,407
First Data Corp. 5.75% 2024[1]	8,150	7,990
Genesys Telecommunications Laboratories, Inc. 10.00% 2024[1]	56,150	58,957
Genesys Telecommunications Laboratories, Inc., Term Loan B3, (3-month USD-LIBOR + 3.50%) 5.772% 2023[2,3,4]	3,957	3,794
Infor (US), Inc. 5.75% 2020[1]	3,785	3,801
Infor (US), Inc. 6.50% 2022	59,415	57,686
Infor Software 7.125% 2021[1,6]	67,151	65,640
Informatica Corp. 7.125% 2023[1]	18,425	18,036
Internet Brands, Inc., Term Loan, (3-month USD-LIBOR + 3.75%) 6.254% 2024[2,3,4]	5,123	4,901
Internet Brands, Inc., Term Loan, (3-month USD-LIBOR + 7.50%) 10.004% 2025[2,3,4,9]	41,290	38,606
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 3.00%) 5.541% 2023[2,3,4]	11,177	10,686
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 9.25% 2024[2,3,4]	89,410	88,558
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 3.75%) 6.272% 2024[2,3,4]	19,645	19,213
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 8.50%) 11.006% 2025[2,3,4]	8,204	8,173
Mitchell International, Inc., Term Loan B, (3-month USD-LIBOR + 7.25%) 9.772% 2025[2,3,4]	10,167	9,938
Solera Holdings, Inc. 10.50% 2024[1]	11,633	12,447
Tempo Acquisition LLC 6.75% 2025[1]	12,125	11,276
Unisys Corp. 10.75% 2022[1]	81,385	89,422
VeriSign, Inc. 4.625% 2023	4,600	4,543
VeriSign, Inc. 5.25% 2025	3,000	2,981
VeriSign, Inc. 4.75% 2027	17,600	16,571
Veritas Holdings Ltd. 7.50% 2023[1]	12,575	10,311
Veritas Holdings Limited 10.50% 2024[1]	10,652	7,057
Vertafore Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 10.053% 2026[2,3,4]	28,550	27,497
		1,043,371
Financials 3.11%
Acrisure LLC 7.00% 2025[1]	11,780	10,101
Alliant Holdings Intermediate LLC 8.25% 2023[1]	24,371	24,295
Ally Financial Inc. 3.75% 2019	7,000	6,991
Ally Financial Inc. 8.00% 2020	8,825	9,156
Ally Financial Inc. 8.00% 2031	15,000	16,688
American High-Income Trust — Page 11 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
CIT Group Inc. 4.125% 2021	$22,435	$22,155
Compass Diversified Holdings 8.00% 2026[1]	62,501	61,993
Credit Suisse Group AG 3.869% 2049 (USD Semi Annual 30/360 (vs. 3M LIBOR) + 4.60% on 7/17/2023)[1,10]	2,295	2,243
FS Energy and Power Fund 7.50% 2023[1]	60,980	58,083
General Motors Acceptance Corp. 7.50% 2020	13,225	13,754
HUB International Ltd. 7.00% 2026[1]	61,516	55,980
Hub International Ltd., Term Loan B, (3-month USD-LIBOR + 3.00%) 5.490% 2025[2,3,4]	4,806	4,550
Icahn Enterprises Finance Corp. 6.25% 2022	36,825	36,457
iStar Financial Inc. 6.50% 2021	8,000	7,940
MSCI Inc. 4.75% 2026[1]	8,400	7,980
Navient Corp. 4.875% 2019	13,859	13,816
Navient Corp. 6.50% 2022	23,040	21,497
Navient Corp. 5.50% 2023	35,790	31,450
Navient Corp. 6.125% 2024	10,275	8,862
OneMain Holdings, Inc. 7.125% 2026	12,395	11,086
Solenis International, LP, Term Loan, (3-month USD-LIBOR + 8.50%) 11.207% 2024[2,3,4]	11,360	10,792
Solenis International, LP, Term Loan, (3-month USD-LIBOR + 4.00%) 6.601% 2025[2,3,4]	4,390	4,239
Springleaf Finance Corp. 8.25% 2020	3,500	3,631
Springleaf Finance Corp. 6.875% 2025	14,525	13,036
Starwood Property Trust, Inc. 5.00% 2021	15,435	15,203
		471,978
Utilities 2.78%
AES Corp. 4.00% 2021	18,000	17,730
AES Corp. 4.50% 2023	4,900	4,796
AES Corp. 4.875% 2023	16,540	16,209
AES Corp. 7.75% 2024[1]	4,500	3,679
AES Corp. 5.50% 2025	35,386	35,298
AES Corp. 6.00% 2026	20,550	20,961
AES Corp. 5.125% 2027	8,845	8,513
AmeriGas Partners, LP 5.50% 2025	18,350	16,882
AmeriGas Partners, LP 5.75% 2027	9,350	8,321
Calpine Corp. 6.00% 2022[1]	1,775	1,768
Calpine Corp. 5.375% 2023	31,390	29,507
Calpine Corp. 5.875% 2024[1]	23,530	23,118
Calpine Corp. 5.75% 2025	7,000	6,422
Calpine Corp. 5.25% 2026[1]	30,500	27,946
Dynegy Finance Inc. 7.375% 2022	26,030	26,941
Dynegy Finance Inc. 7.625% 2024	14,955	15,815
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[10]	30,927	31,141
Enel Società per Azioni 8.75% 2073[1,10]	15,812	16,207
NRG Energy, Inc. 7.25% 2026	6,450	6,740
NRG Energy, Inc. 6.625% 2027	2,000	2,022
Pacific Gas and Electric Co. 4.25% 2023[1]	8,875	8,267
Talen Energy Corp. 4.60% 2021	1,887	1,708
Talen Energy Corp. 9.50% 2022[1]	47,590	48,066
Talen Energy Corp. 10.50% 2026[1]	29,560	25,274
TEX Operations Co. LLC, Term Loan B, (3-month USD-LIBOR + 2.00%) 4.522% 2023[2,3,4]	8,525	8,210
Vistra Operations Company LLC 5.50% 2026[1]	10,555	10,199
		421,740
American High-Income Trust — Page 12 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Real estate 2.41%	Principal amount (000)	Value (000)
Communications Sales & Leasing, Inc. 6.00% 2023[1]	$3,750	$3,403
Communications Sales & Leasing, Inc. 7.125% 2024[1]	3,525	2,908
Equinix, Inc. 5.75% 2025	5,450	5,511
Equinix, Inc. 5.875% 2026	11,900	12,019
Equinix, Inc. 5.375% 2027	41,580	40,748
Five Point Holdings LLC 7.875% 2025[1]	17,300	16,738
Gaming and Leisure Properties, Inc. 4.375% 2021	3,500	3,495
Gaming and Leisure Properties, Inc. 5.375% 2026	1,575	1,562
Howard Hughes Corp. 5.375% 2025[1]	79,935	75,539
Iron Mountain Inc. 6.00% 2023	2,500	2,538
Iron Mountain Inc. 5.75% 2024	53,200	50,673
Iron Mountain Inc. 4.875% 2027[1]	28,341	24,869
Iron Mountain Inc. 5.25% 2028[1]	28,434	25,235
iStar Financial Inc. 5.00% 2019	1,223	1,220
iStar Inc. 6.00% 2022	7,250	7,032
Medical Properties Trust, Inc. 5.00% 2027	17,000	15,587
Realogy Corp. 4.50% 2019[1]	16,785	16,764
Realogy Corp. 5.25% 2021[1]	6,225	5,922
Realogy Corp. 4.875% 2023[1]	44,280	38,745
SBA Communications Corp. 4.00% 2022	9,550	9,144
SBA Communications Corp. 4.875% 2022	6,775	6,673
		366,325
Consumer staples 1.90%
Avon Products, Inc. 7.875% 2022[1]	17,300	17,127
B&G Foods, Inc. 4.625% 2021	11,050	10,815
B&G Foods, Inc. 5.25% 2025	62,745	58,588
Central Garden & Pet Co. 6.125% 2023	4,300	4,311
Cott Beverages Inc. 5.50% 2025[1]	21,125	19,990
Darling Ingredients Inc. 5.375% 2022	9,250	9,215
Energizer Gamma Acquisition Inc. 6.375% 2026[1]	12,870	11,840
Energizer SpinCo Inc. 5.50% 2025[1]	5,600	5,068
First Quality Enterprises, Inc. 5.00% 2025[1]	16,960	15,222
First Quality Finance 4.625% 2021[1]	8,575	8,339
Lamb Weston Holdings, Inc. 4.625% 2024[1]	14,400	14,040
Pilgrim’s Pride Corp. 5.75% 2025[1]	6,585	6,206
Post Holdings, Inc. 5.50% 2025[1]	10,000	9,636
Post Holdings, Inc. 8.00% 2025[1]	8,400	8,820
Post Holdings, Inc. 5.00% 2026[1]	31,760	29,060
Post Holdings, Inc. 5.625% 2028[1]	29,960	27,676
Prestige Brands International Inc. 5.375% 2021[1]	9,714	9,532
Spectrum Brands Inc. 6.625% 2022	3,500	3,552
Spectrum Brands Inc. 6.125% 2024	4,750	4,596
Spectrum Brands Inc. 5.75% 2025	3,000	2,864
TreeHouse Foods, Inc. 4.875% 2022	2,000	1,975
TreeHouse Foods, Inc. 6.00% 2024[1]	10,975	10,906
		289,378
Total corporate bonds & notes		14,236,654
U.S. Treasury bonds & notes 0.27% U.S. Treasury 0.27%
U.S. Treasury 3.125% 2019[12]	40,000	40,097
American High-Income Trust — Page 13 of 21

unaudited
Bonds, notes & other debt instruments (continued) Municipals 0.01% Puerto Rico 0.01%	Principal amount (000)	Value (000)
Aqueduct and Sewer Auth., Rev. Bonds, Series 2012-B, 4.90% 2020	$1,780	$1,593
Total municipals		1,593
Total bonds, notes & other debt instruments (cost: $15,555,072,000)		14,278,344
Convertible bonds 0.47% Communication services 0.32%
DISH DBS Corp., convertible notes, 3.375% 2026	38,195	30,939
Gogo Inc., convertible notes, 6.00% 2022[1]	18,450	16,876
		47,815
Energy 0.08%
Golar LNG Ltd., convertible notes, 2.75% 2022	4,200	3,879
Teekay Corp., convertible notes, 5.00% 2023[1]	6,400	4,988
Weatherford International PLC, convertible notes, 5.875% 2021	6,000	3,822
		12,689
Health care 0.07%
Teva Pharmaceutical Finance Co. BV, Series C, convertible bonds, 0.25% 2026	11,910	10,809
Total convertible bonds (cost: $82,975,000)		71,313
Convertible stocks 0.38% Industrials 0.35%	Shares
Associated Materials, LLC, 14.00% convertible preferred 2020[9,11]	43,400	52,726
Utilities 0.03%
Vistra Energy Corp., 7.00% convertible preferred 2019	58,300	5,317
Total convertible stocks (cost: $47,006,000)		58,043
Common stocks 1.15% Health care 0.35%
Advanz Pharma Corp.[1,7,8,9,13]	2,244,779	37,520
Advanz Pharma Corp.[7,13]	434,451	8,159
Rotech Healthcare Inc.[7,8,9,11,13]	1,916,276	7,665
		53,344
Energy 0.32%
Ascent Resources - Utica, LLC, Class A7,8,9,11,13	90,532,504	21,728
Tribune Resources, Inc.[7,9,13]	6,028,136	18,084
White Star Petroleum Corp., Class A7,8,9,11,13	24,665,117	8,633
Southwestern Energy Co.[13]	229,524	783
Denbury Resources Inc.[13]	60,000	102
Petroplus Holdings AG9,11,13	3,360,000	—[14]
		49,330
American High-Income Trust — Page 14 of 21

unaudited
Common stocks (continued) Industrials 0.28%	Shares	Value (000)
CEVA Logistics AG9,13	1,375,159	$41,741
NCI Building Systems, Inc.[1,8,9,13]	46,895	299
		42,040
Materials 0.06%
International Flavors & Fragrances Inc.	180,000	9,126
Utilities 0.06%
Vistra Energy Corp.[13]	379,690	8,691
Communication services 0.05%
Cumulus Media Inc., Class B9,13	376,995	4,071
Cumulus Media Inc., Class A13	310,239	3,351
Frontier Communications Corp.	93,331	223
Adelphia Recovery Trust, Series Arahova[9,11,13]	1,773,964	7
Adelphia Recovery Trust, Series ACC-1[9,11,13]	10,643,283	5
		7,657
Real estate 0.02%
OUTFRONT Media Inc. REIT	150,000	2,718
Information technology 0.01%
Corporate Risk Holdings I, Inc.[9,11,13]	2,380,355	838
Corporate Risk Holdings Corp.[8,9,11,13]	12,035	—[14]
		838
Total common stocks (cost: $283,393,000)		173,744
Rights & warrants 0.01% Energy 0.01%
Tribune Resources, Inc., Class A, warrants, expire 2023[7,9,11,13]	2,032,968	699
Tribune Resources, Inc., Class B, warrants, expire 2023[7,9,11,13]	1,581,198	416
Tribune Resources, Inc., Class C, warrants, expire 2023[7,9,11,13]	1,480,250	310
Ultra Petroleum Corp., warrants, expire 2025[9,11,13]	1,053,850	263
		1,688
Industrials 0.00%
Associated Materials, LLC, warrants, expire 2023[9,11,13]	616,536	—[14]
Communication services 0.00%
Liberman Broadcasting, Inc., warrants, expire 2022[8,9,11,13]	10	—[14]
Total rights & warrants (cost: $571,000)		1,688
American High-Income Trust — Page 15 of 21

unaudited
Short-term securities 2.65%	Principal amount (000)	Value (000)
Chevron Corp. 2.39% due 1/28/2019[1]	$25,000	$24,952
Federal Home Loan Bank 2.27%–2.37% due 1/10/2019–2/13/2019	196,100	195,720
U.S. Treasury Bills 2.20%–2.33% due 1/17/2019–3/14/2019	173,800	173,317
Wal-Mart Stores, Inc. 2.35% due 1/7/2019[1]	9,300	9,296
Total short-term securities (cost: $403,301,000)		403,285
Total investment securities 98.65% (cost: $16,372,318,000)		14,986,417
Other assets less liabilities 1.35%		205,497
Net assets 100.00%		$15,191,914
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 12/31/2018 (000)
3-month USD-LIBOR	2.772%	2/28/2025	$62,100	$(614)	$—	$(614)
3-month USD-LIBOR	2.2825%	4/13/2027	43,500	1,226	—	1,226
2.288%	3-month USD-LIBOR	10/2/2027	87,200	(2,659)	—	(2,659)
3-month USD-LIBOR	2.6475%	1/25/2028	21,500	62	—	62
					$—	$(1,985)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 12/31/2018 (000)	Upfront payments (000)	Unrealized appreciation at 12/31/2018 (000)
CDX.NA.HY.31	5.00%/Quarterly	12/20/2023	$188,050	$(3,748)	$(13,408)	$9,660
CDX.NA.IG.31	1.00%/Quarterly	12/20/2023	275,475	(1,529)	(3,995)	2,466
					$(17,403)	$12,126
American High-Income Trust — Page 16 of 21

unaudited
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended December 31, 2018, appear below.
	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Dividend or interest income (000)	Value of affiliates at 12/31/2018 (000)
Bonds, notes & other debt instruments 0.12%
Energy 0.05%
Ascent Resources Marcellus Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 6.50%) 8.887% 2023[2,3,4]	$7,958,333	—	—	$7,958,333	$—	$362	$(209)	$7,988
Health care 0.07%
Concordia International Corp., Term Loan, (3-month USD-LIBOR + 5.50%) 7.887% 2024[2,3,4]	$5,895,000	—	$29,475	$5,865,525	2	(187)	156	5,592
Concordia International Corp. 8.00% 2024	$5,062,000	—	—	$5,062,000	—	(181)	93	4,784
								10,376
Total bonds, notes & other debt instruments								18,364
Common stocks 0.67%
Health care 0.35%
Advanz Pharma Corp.[1,8,9,13,15]	2,244,779	—	—	2,244,779	—	(4,067)	—	37,520
Advanz Pharma Corp.[13]	434,451	—	—	434,451	(52,782)	52,193	—	8,159
Rotech Healthcare Inc.[8,9,11,13]	1,916,276	—	—	1,916,276	—	3,833	—	7,665
								53,344
Energy 0.32%
Ascent Resources - Utica, LLC, Class A8,9,11,13	90,532,504	—	—	90,532,504	—	(7,243)	—	21,728
Tribune Resources, Inc.[9,13]	6,028,136	—	—	6,028,136	—	(904)	—	18,084
White Star Petroleum Corp., Class A8,9,11,13	24,665,117	—	—	24,665,117	—	(6,906)	—	8,633
								48,445
Total common stocks								101,789
Rights & warrants 0.01%
Energy 0.01%
Tribune Resources, Inc., Class A, warrants, expire 2023[9,11,13]	2,032,968	—	—	2,032,968	—	(210)	—	699
Tribune Resources, Inc., Class B, warrants, expire 2023[9,11,13]	1,581,198	—	—	1,581,198	—	(139)	—	416
Tribune Resources, Inc., Class C, warrants, expire 2023[9,11,13]	1,480,250	—	—	1,480,250	—	(113)	—	310
								1,425
Total 0.80%					$(52,780)	$36,438	$40	$121,578
American High-Income Trust — Page 17 of 21

unaudited
[1]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $8,404,702,000, which represented 55.32% of the net assets of the fund.
[2]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $1,042,102,000, which represented 6.86% of the net assets of the fund.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Coupon rate may change periodically.
[5]	Scheduled interest and/or principal payment was not received.
[6]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[7]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[8]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[9]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $365,497,000, which represented 2.41% of the net assets of the fund. This amount includes $41,741,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[10]	Step bond; coupon rate may change at a later date.
[11]	Value determined using significant unobservable inputs.
[12]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $8,898,000, which represented .06% of the net assets of the fund.
[13]	Security did not produce income during the last 12 months.
[14]	Amount less than one thousand.
[15]	This security changed its name during the reporting period.
Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Blackstone CQP Holdco LP 6.50% 2021	3/6/2017-2/5/2018	$159,710	$160,914	1.06%
Blackstone CQP Holdco LP 6.00% 2021	8/9/2017	18,400	18,518.12
Advanz Pharma Corp.	8/31/2018	28,414	37,520.25
Ascent Resources - Utica, LLC, Class A	4/25/2016-11/15/2016	4,340	21,728.14
White Star Petroleum Corp., Class A	6/30/2016	16,491	8,633.06
Rotech Healthcare Inc.	9/26/2013	41,128	7,665.05
NCI Building Systems, Inc.	11/16/2018	990	299.00
Corporate Risk Holdings Corp.	8/31/2015	—	—	—
Liberman Broadcasting, Inc., warrants, expire 2022	11/26/2014	—	—	—
Total private placement securities		$269,473	$255,277	1.68%
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
American High-Income Trust — Page 18 of 21

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $378,167,000 and $689,179,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
American High-Income Trust — Page 19 of 21

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of December 31, 2018 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$14,149,490	$87,164	$14,236,654
U.S. Treasury bonds & notes	—	40,097	—	40,097
Municipals	—	1,593	—	1,593
Convertible bonds	—	71,313	—	71,313
Convertible stocks	5,317	—	52,726	58,043
Common stocks	33,153	101,715	38,876	173,744
Rights & warrants	—	—	1,688	1,688
Short-term securities	—	403,285	—	403,285
Total	$38,470	$14,767,493	$180,454	$14,986,417
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on interest rate swaps	$—	$1,288	$—	$1,288
Unrealized appreciation on credit default swaps	—	12,126	—	12,126
Liabilities:
Unrealized depreciation on interest rate swaps	—	(3,273)	—	(3,273)
Total	$—	$10,141	$—	$10,141
*	Interest rate swaps and credit default swaps are not included in the investment portfolio.
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the year ended
December 31, 2018 (dollars in thousands):
	Beginning value at 10/01/2018	Transfers into Level 3†	Purchases	Sales	Net realized gain	Unrealized depreciation	Transfers out of Level 3†	Ending value at 12/31/2018
Investment securities	$190,080	$—	$2,668	$(108)	$—	$(12,186)	$—	$180,454
Net unrealized depreciation during the period on Level 3 investment securities held at 12/31/2018								$(12,198)
†	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
American High-Income Trust — Page 20 of 21

unaudited
Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 12/31/2018	Valuation techniques	Unobservable input(s)	Range	Weighted Average	Impact to valuation from an increase in input*
Bonds, notes & other debt instruments	$87,164	Yield analysis	Yield to maturity risk premium	0 bps - 400 bps	323 bps	Decrease
Convertible securities	52,726	Market comparables	EBITDA multiple	8.9x	8.9x	Increase
Common stocks	38,876	Recent market information	Market comparables	25%	25%	Decrease
		Enterprise value	Revenue multiple	1.3x	1.3x	Increase
		Expected proceeds	Discount to reflect timing of receipt and amount of proceeds	50%	50%	Decrease
		Market comparables	EBITDA multiple	4.0x	4.0x	Increase
			$ Per Boe	$7,000	$7,000	Increase
			$ Per thousand Boe per day	$30,000	$30,000	Increase
			$ per acre	$3,000	$3,000	Increase
			Risk discounts	8%	8%	Decrease
Rights & warrants	1,688	Black-Scholes	Implied volatility	30%	30%	Increase
		Recent market information	Quoted price	N/A	N/A	N/A
	$180,454
*	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations and symbols
Auth. = Authority
Boe = Barrel of oil equivalent
EBITDA = Earnings before income taxes, depreciation and amortization
€ = Euros
LIBOR = London Interbank Offered Rate
Rev. = Revenue
USD/$ = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks referenced are registered trademarks owned by The Capital Group Companies, Inc. or an affiliated company. All other company and product names mentioned are the trademarks or registered trademarks of their respective companies.
©2019 Capital Group. All rights reserved.
MFGEFPX-021-0219O-S66094	American High-Income Trust — Page 21 of 21

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN HIGH-INCOME TRUST

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: February 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: February 28, 2019

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: February 28, 2019